April 1, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      CMC Fund Trust (the "Registrant")
                  File Nos. 33-30394 and 811-5857

Ladies and Gentlemen:

         Transmitted herewith through the EDGAR system is a supplement dated April 1, 2003 to the prospectus for the CMC Small Cap Fund, portfolio of the Registrant, dated February 27, 2003 for filing with the Commission pursuant to Rule 497(e) of Regulation C.

         If you have any questions, please contact the undersigned at (503) 795-6397.

                                            Sincerely,

                                            MARK A. WENTZIEN

                                            Mark A. Wentzien
                                            Secretary

April 1, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      CMC Fund Trust (the "Registrant")
                  File Nos. 33-30394 and 811-5857

Ladies and Gentlemen:

         Transmitted herewith through the EDGAR system is a supplement dated April 1, 2003 to the Statement of Additional Information for the CMC Small Cap Fund, portfolio of the Registrant, dated February 27, 2003 for filing with the Commission pursuant to Rule 497(e) of Regulation C.

         If you have any questions, please contact the undersigned at (503) 795-6397.

                                            Sincerely,

                                            MARK A. WENTZIEN

                                            Mark A. Wentzien
                                            Secretary

April 1, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      CMC Fund Trust (the "Registrant")
                  File Nos. 33-30394 and 811-5857

Ladies and Gentlemen:

         Transmitted herewith through the EDGAR system is a supplement dated April 1, 2003 to the prospectus for the CMC Fixed Income Securities Fund, portfolio of the Registrant, dated February 27, 2003 for filing with the Commission pursuant to Rule 497(e) of Regulation C.

         If you have any questions, please contact the undersigned at (503) 795-6397.

                                            Sincerely,

                                            MARK A. WENTZIEN

                                            Mark A. Wentzien
                                            Secretary

April 1, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      CMC Fund Trust (the "Registrant")
                  File Nos. 33-30394 and 811-5857

Ladies and Gentlemen:

         Transmitted herewith through the EDGAR system is a supplement dated April 1, 2003 to the Statement of Additional Information for the CMC Fixed Income Securities Fund, portfolio of the Registrant, dated February 27, 2003 for filing with the Commission pursuant to Rule 497(e) of Regulation C.

         If you have any questions, please contact the undersigned at (503) 795-6397.

                                            Sincerely,

                                            MARK A. WENTZIEN

                                            Mark A. Wentzien
                                            Secretary

April 1, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      CMC Fund Trust (the "Registrant")
                  File Nos. 33-30394 and 811-5857

Ladies and Gentlemen:

         Transmitted herewith through the EDGAR system is a supplement dated April 1, 2003 to the Statement of Additional Information for the CMC Core Plus Bond Fund, CMC Government Bond Fund, CMC Corporate Bond Fund, CMC Mortgage and Asset-Backed Securities Fund, CMC High Yield Fund, and CMC International Bond Fund, portfolios of the Registrant, dated February 27, 2003 for filing with the Commission pursuant to Rule 497(e) of Regulation C.

         If you have any questions, please contact the undersigned at (503) 795-6397.

                                            Sincerely,

                                            MARK A. WENTZIEN

                                            Mark A. Wentzien
                                            Secretary

April 1, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      CMC Fund Trust (the "Registrant")
                  File Nos. 33-30394 and 811-5857

Ladies and Gentlemen:

         Transmitted herewith through the EDGAR system is a supplement dated April 1, 2003 to the Statement of Additional Information for the CMC Enhanced S&P 500(R) Index Fund, CMC Large Cap Value Fund, CMC Large Cap Growth Fund, CMC Mid Cap Value Fund, CMC Mid Cap Growth Fund, CMC Small/Mid Cap Fund, CMC Small Cap Value Fund, CMC Small Cap Growth Fund, CMC International Stock Fund, and CMC Emerging Markets Equity Fund, portfolios of the Registrant, dated February 27, 2003 for filing with the Commission pursuant to Rule 497(e) of Regulation C.

         If you have any questions, please contact the undersigned at (503) 795-6397.

                                            Sincerely,

                                            MARK A. WENTZIEN

                                            Mark A. Wentzien
                                            Secretary

April 1, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      CMC Fund Trust (the "Registrant")
                  File Nos. 33-30394 and 811-5857

Ladies and Gentlemen:

         Transmitted herewith through the EDGAR system is a supplement dated April 1, 2003 to the prospectus for the CMC Short Term Bond Fund, portfolio of the Registrant, dated February 27, 2003 for filing with the Commission pursuant to Rule 497(e) of Regulation C.

         If you have any questions, please contact the undersigned at (503) 795-6397.

                                            Sincerely,

                                            MARK A. WENTZIEN

                                            Mark A. Wentzien
                                            Secretary

April 1, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      CMC Fund Trust (the "Registrant")
                  File Nos. 33-30394 and 811-5857

Ladies and Gentlemen:

         Transmitted herewith through the EDGAR system is a supplement dated April 1, 2003 to the Statement of Additional Information for the CMC Short Term Bond Fund, portfolio of the Registrant, dated February 27, 2003 for filing with the Commission pursuant to Rule 497(e) of Regulation C.

         If you have any questions, please contact the undersigned at (503) 795-6397.

                                            Sincerely,

                                            MARK A. WENTZIEN

                                            Mark A. Wentzien
                                            Secretary

April 1, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      CMC Fund Trust (the "Registrant")
                  File Nos. 33-30394 and 811-5857

Ladies and Gentlemen:

         Transmitted herewith through the EDGAR system is a supplement dated April 1, 2003 to the prospectus for the CMC Strategic Equity Fund, portfolio of the Registrant, dated February 27, 2003 for filing with the Commission pursuant to Rule 497(e) of Regulation C.

         If you have any questions, please contact the undersigned at (503) 795-6397.

                                            Sincerely,

                                            MARK A. WENTZIEN

                                            Mark A. Wentzien
                                            Secretary

April 1, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      CMC Fund Trust (the "Registrant")
                  File Nos. 33-30394 and 811-5857

Ladies and Gentlemen:

         Transmitted herewith through the EDGAR system is a supplement dated April 1, 2003 to the Statement of Additional Information for the CMC Strategic Equity Fund, portfolio of the Registrant, dated February 27, 2003 for filing with the Commission pursuant to Rule 497(e) of Regulation C.

         If you have any questions, please contact the undersigned at (503) 795-6397.

                                            Sincerely,

                                            MARK A. WENZIEN

                                            Mark A. Wentzien
                                            Secretary

               SUPPLEMENT TO THE CMC SMALL CAP FUND'S PROSPECTUS,
                             DATED FEBRUARY 27, 2003


         Effective April 1, 2003, the name of the Fund's investment adviser shall be "Columbia Management Advisers, Inc."



                                  APRIL 1, 2003

   SUPPLEMENT TO THE CMC SMALL CAP FUND'S STATEMENT OF ADDITIONAL INFORMATION,
                             DATED FEBRUARY 27, 2003


         Effective April 1, 2003, the name of the Fund's investment adviser shall be "Columbia Management Advisers, Inc."



                                  APRIL 1, 2003

        SUPPLEMENT TO THE CMC FIXED INCOME SECURITIES FUND'S PROSPECTUS,
                            DATED FEBRUARY 27, 2003


         Effective April 1, 2003, the name of the Fund's investment adviser shall be "Columbia Management Advisers, Inc."


                                  APRIL 1, 2003

              SUPPLEMENT TO THE CMC FIXED INCOME SECURITIES FUND'S
                      STATEMENT OF ADDITIONAL INFORMATION,
                             DATED FEBRUARY 27, 2003


         Effective April 1, 2003, the name of the Fund's investment adviser shall be "Columbia Management Advisers, Inc."



                                  APRIL 1, 2003

    SUPPLEMENT TO THE CMC CORE PLUS BOND FUND'S, CMC GOVERNMENT BOND FUND'S, CMC
      CORPORATE BOND FUND'S, CMC MORTGAGE AND ASSET-BACKED SECURITIES FUND'S, CMC HIGH YIELD FUND'S, AND CMC INTERNATIONAL BOND FUND'S STATEMENT OF ADDITIONAL INFORMATION, DATED FEBRUARY 27, 2003


         Effective April 1, 2003, the name of the Funds' investment adviser shall be "Columbia Management Advisers, Inc."


                                  APRIL 1, 2003

SUPPLEMENT TO THE CMC ENHANCED S&P 500(R) INDEX FUND'S, CMC LARGE CAP VALUE FUND'S, CMC LARGE CAP GROWTH FUND'S, CMC MID CAP VALUE FUND'S, CMC MID CAP GROWTH FUND'S, CMC SMALL/MID CAP FUND'S, CMC SMALL CAP VALUE FUND'S, CMC SMALL CAP GROWTH FUND'S, CMC INTERNATIONAL STOCK FUND'S, AND CMC EMERGING MARKETS EQUITY FUND'S STATEMENT OF ADDITIONAL INFORMATION, DATED FEBRUARY 27, 2003


         Effective April 1, 2003, the name of the Funds' investment adviser shall be "Columbia Management Advisers, Inc."



                                  APRIL 1, 2003

            SUPPLEMENT TO THE CMC SHORT TERM BOND FUND'S PROSPECTUS,
                             DATED FEBRUARY 27, 2003


         Effective April 1, 2003, the name of the Fund's investment adviser shall be "Columbia Management Advisers, Inc."



                                  APRIL 1, 2003

                    SUPPLEMENT TO THE CMC SHORT TERM BOND FUND'S
                      STATEMENT OF ADDITIONAL INFORMATION,
                             DATED FEBRUARY 27, 2003


         Effective April 1, 2003, the name of the Fund's investment adviser shall be "Columbia Management Advisers, Inc."



                                  APRIL 1, 2003

            SUPPLEMENT TO THE CMC STRATEGIC EQUITY FUND'S PROSPECTUS,
                             DATED FEBRUARY 27, 2003

         Effective April 1, 2003, the name of the Fund's investment adviser shall be "Columbia Management Advisers, Inc."



                                  APRIL 1, 2003

                  SUPPLEMENT TO THE CMC STRATEGIC EQUITY FUND'S
                      STATEMENT OF ADDITIONAL INFORMATION,
                             DATED FEBRUARY 27, 2003


         Effective April 1, 2003, the name of the Fund's investment adviser shall be "Columbia Management Advisers, Inc."



                                  APRIL 1, 2003